Consolidated Statements of Shareholder's Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement Of Stockholders Equity [Abstract]
Loss on foreign currency translation, net of tax of $0	$ 0	$ 0